STOCKHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options, Outstading	1,040,000	1,510,000	1,540,000
Weighted Average Exercise Price, Outstanding	$ 0.60	$ 0.74	$ 0.74
Weighted Average Remaining Contractual Life (years), Outstanding	2 years 5 months 9 days	2 years 7 months 24 days
Number of Options, Excercisable	419,000	566,000
Weighted Average Exercise Price, Excercisable	$ 0.6	$ 0.9
Weighted Average Remaining Contractual Life (years), Excercisable	2 years 5 months 9 days	1 year 9 months
Exercise Price One [Member]
Exercise price	$ 1.08	$ 1.08
Number of Options, Outstading	0	450,000
Weighted Average Exercise Price, Outstanding	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Life (years), Outstanding	0 years	9 months 11 days
Number of Options, Excercisable	0	360,000
Weighted Average Exercise Price, Excercisable	$ 1.08	$ 1.08
Weighted Average Remaining Contractual Life (years), Excercisable	0 years	9 months 11 days
Exercise Price Two [Member]
Exercise price	$ 0.6	$ 0.6
Number of Options, Outstading	1,040,000	1,060,000
Weighted Average Exercise Price, Outstanding	$ 0.6	$ 0.6
Weighted Average Remaining Contractual Life (years), Outstanding	2 years 5 months 9 days	3 years 5 months 9 days
Number of Options, Excercisable	419,000	206,000
Weighted Average Exercise Price, Excercisable	$ 0.6	$ 0.6
Weighted Average Remaining Contractual Life (years), Excercisable	2 years 5 months 9 days	3 years 5 months 9 days